Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries											$ 1,500,000,000		$ 2,500,000,000		$ 1,700,000,000
Less: Net income (loss) attributable to non-controlling interests	(2,200,000)		4,300,000	(1,600,000)	3,900,000	(100,000)		400,000	(2,800,000)	800,000	4,400,000		(1,700,000)		1,900,000
Net income including non-controlling interests	229,800,000		598,800,000	547,200,000	669,400,000	368,800,000		519,000,000	533,200,000	490,900,000	2,045,200,000		1,911,900,000		1,659,800,000
Noncontrolling Interest, Period Increase (Decrease)											12,100,000		22,300,000		(2,900,000)
Loss on early extinguishment of long-term debt											181,200,000		0		84,900,000
Statements of Income [Abstract]
Net investment income											945,900,000		916,300,000		922,200,000
Net realized capital gains (losses)											80,400,000		(8,800,000)		108,700,000
Total revenue	14,771,200,000		14,727,800,000	14,509,400,000	13,994,800,000	13,182,700,000		13,035,600,000	11,537,400,000	9,538,900,000	58,003,200,000		47,294,600,000		36,599,800,000
Operating expenses											10,837,700,000		8,645,400,000		6,876,400,000
Interest expense											329,300,000		333,700,000		268,800,000
Income before income taxes	428,700,000		996,900,000	924,600,000	1,149,700,000	535,400,000		806,700,000	847,700,000	750,700,000	3,499,900,000		2,940,500,000		2,547,300,000
Income taxes	(198,900,000)		(398,100,000)	(377,400,000)	(480,300,000)	(166,600,000)		(287,700,000)	(314,500,000)	(259,800,000)	(1,454,700,000)		(1,028,600,000)		(887,500,000)
Equity in earnings (losses) of affiliates, net											39,400,000		43,600,000		46,900,000
Net income attributable to the parent	232,000,000		594,500,000	548,800,000	665,500,000	368,900,000		518,600,000	536,000,000	490,100,000	2,040,800,000		1,913,600,000		1,657,900,000
Amortization of Acquired Intangible Assets											243,400,000		214,600,000		142,000,000
Current assets: [Abstract]
Cash and cash equivalents	1,420,400,000					1,412,300,000					1,420,400,000		1,412,300,000		2,579,200,000
Investments	2,595,200,000					2,063,800,000					2,595,200,000		2,063,800,000
Other receivables	2,065,900,000					1,780,800,000					2,065,900,000		1,780,800,000
Income taxes receivable	372,700,000					69,200,000					372,700,000		69,200,000
Deferred income taxes	443,000,000					521,500,000					443,000,000		521,500,000
Other current assets	2,193,000,000					1,429,400,000					2,193,000,000		1,429,400,000
Total current assets	11,764,000,000					9,611,900,000					11,764,000,000		9,611,900,000
Long-term Investments	22,193,900,000					20,935,000,000					22,193,900,000		20,935,000,000
Other long-term assets	1,130,000,000					1,419,200,000					1,130,000,000		1,419,200,000
Total assets	53,402,100,000					49,764,800,000					53,402,100,000		49,764,800,000		41,387,500,000
Current liabilities [Abstract]
Short-term Debt	500,000,000					0					500,000,000		0
Accrued expenses and other current liabilities	4,022,300,000					3,226,900,000					4,022,300,000		3,226,900,000
Total current liabilities	15,356,500,000					12,473,000,000					15,356,500,000		12,473,000,000
Long-term debt, less current portion	7,852,000,000					7,865,300,000					7,852,000,000		7,865,300,000
Other long-term liabilities	1,201,600,000					1,047,500,000					1,201,600,000		1,047,500,000
Total liabilities	38,850,300,000					35,686,600,000					38,850,300,000		35,686,600,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013) and additional paid-in capital	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000
Retained earnings	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000
Accumulated other comprehensive loss	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)
Total Aetna shareholders' equity	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000
Non-controlling interests	69,200,000					52,700,000					69,200,000		52,700,000
Total equity	14,551,800,000					14,078,200,000					14,551,800,000		14,078,200,000		10,429,200,000		10,144,600,000
Total liabilities and shareholders' equity	53,402,100,000					49,764,800,000					53,402,100,000		49,764,800,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					362.2						362.2
Balance at beginning of period					14,025,500,000						14,025,500,000
Comprehensive income:
Net income attributable to the parent	232,000,000		594,500,000	548,800,000	665,500,000	368,900,000		518,600,000	536,000,000	490,100,000	2,040,800,000		1,913,600,000		1,657,900,000
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Total comprehensive income											1,841,600,000		2,034,900,000		1,813,700,000
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Balance at end of period (in shares)	349.8					362.2					349.8		362.2
Balance at end of period	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000
Cash flows from operating activities: [Abstract]
Net income attributable to the parent	232,000,000		594,500,000	548,800,000	665,500,000	368,900,000		518,600,000	536,000,000	490,100,000	2,040,800,000		1,913,600,000		1,657,900,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates											(39,400,000)		(43,600,000)		(46,900,000)
Stock-based compensation expense											163,800,000		127,100,000		122,200,000
Net realized capital (gains) losses											(80,400,000)		8,800,000		(108,700,000)
Net change in other assets and other liabilities											(551,800,000)		(28,900,000)		340,200,000
Net cash provided by operating activities											3,372,800,000		2,278,700,000		1,824,900,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments											9,484,300,000		13,382,000,000		11,181,600,000
Cost of investments											(10,803,900,000)		(13,178,400,000)		(11,066,100,000)
Cash used for acquisitions, net of cash acquired											(450,500,000)		(1,646,800,000)		(8,600,000)
Net cash provided by (used for) investing activities											(2,129,700,000)		(1,919,800,000)		(231,300,000)
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt											(1,797,800,000)		0		(277,200,000)
Issuance of long-term debt											1,482,400,000		0		2,664,800,000
Net issuance (repayment) of short-term debt											500,000,000		0		(425,900,000)
Common shares issued under benefit plans, net											(60,300,000)		11,800,000		(44,500,000)
Stock-based compensation tax benefits											41,300,000		83,400,000		50,300,000
Common shares repurchased											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Collateral held on interest rate swaps											(77,300,000)		39,900,000		9,200,000
Dividends paid to shareholders											(320,600,000)		(278,700,000)		(239,100,000)
Net cash (used for) provided by financing activities											(1,235,000,000)		(1,525,800,000)		305,900,000
Net (decrease) increase in cash and cash equivalents											8,100,000		(1,166,900,000)		1,899,500,000
Cash and cash equivalents, beginning of period					1,412,300,000					2,579,200,000	1,412,300,000		2,579,200,000		679,700,000
Cash and cash equivalents, end of period	1,420,400,000					1,412,300,000					1,420,400,000		1,412,300,000		2,579,200,000
Supplemental Cash Flow Information [Abstract]
Interest paid											379,000,000		364,000,000		242,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													52.2
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Pension Settlement Charge, Net of Tax											72,500,000		0		0
Pension settlement charge											(111,600,000)	[1]	0		0
Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					362.2					327.6	362.2		327.6		349.7
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)											3.5		5.4		10.2
Repurchases of common shares (in shares)											(15.9)		(23.0)		(32.3)
Balance at end of period (in shares)	349.8					362.2					349.8		362.2		327.6
Supplemental Cash Flow Information [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													52.2
Common Stock Including Additional Paid in Capital [Member]
Noncontrolling Interest, Period Increase (Decrease)											0		(8,700,000)
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000		1,095,300,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					4,382,200,000					1,095,300,000	4,382,200,000		1,095,300,000		962,800,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(100,000)		(200,000)		(300,000)
Balance at end of period	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000		1,095,300,000
Supplemental Cash Flow Information [Abstract]
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Parent [Member]
Noncontrolling Interest, Period Increase (Decrease)											0		(8,700,000)
Statements of Income [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000		10,405,800,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					14,025,500,000					10,405,800,000	14,025,500,000		10,405,800,000		10,120,200,000
Comprehensive income:
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Balance at end of period	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000		10,405,800,000
Cash flows from operating activities: [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Supplemental Cash Flow Information [Abstract]
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Noncontrolling Interest [Member]
Less: Net income (loss) attributable to non-controlling interests											4,400,000		(1,700,000)		1,900,000
Noncontrolling Interest, Period Increase (Decrease)											12,100,000		31,000,000		(2,900,000)
Shareholders' equity [Abstract]
Non-controlling interests	69,200,000					52,700,000					69,200,000		52,700,000		23,400,000		24,400,000
Retained Earnings [Member]
Statements of Income [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000		10,343,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					10,555,400,000					10,343,900,000	10,555,400,000		10,343,900,000		10,346,600,000
Comprehensive income:
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Other comprehensive income:
Repurchases of common shares											(1,218,000,000)		(1,407,500,000)		(1,417,200,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Balance at end of period	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000		10,343,900,000
Cash flows from operating activities: [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Accumulated Other Comprehensive Loss [Member]
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)		(1,033,400,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					(912,100,000)					(1,033,400,000)	(912,100,000)		(1,033,400,000)		(1,189,200,000)
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Balance at end of period	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)		(1,033,400,000)
Parent Company [Member]
Loss on early extinguishment of long-term debt											181,200,000		0		84,900,000
Statements of Income [Abstract]
Net investment income											600,000		3,100,000		1,500,000
Net realized capital gains (losses)											28,100,000		2,800,000		0
Total revenue											28,700,000		5,900,000		1,500,000
Operating expenses											279,100,000		142,700,000		136,100,000
Interest expense											298,200,000		312,300,000		268,800,000
Total expenses											758,500,000		455,000,000		489,800,000
Income before income taxes											(729,800,000)		(449,100,000)		(488,300,000)
Income taxes											247,900,000		142,300,000		156,100,000
Equity in earnings (losses) of affiliates, net											2,522,700,000	[2]	2,220,400,000	[2]	1,990,100,000	[2]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Amortization of Acquired Intangible Assets											158,200,000		139,500,000		92,300,000
Current assets: [Abstract]
Cash and cash equivalents	17,800,000					187,600,000					17,800,000		187,600,000		2,206,700,000
Investments	66,300,000					26,900,000					66,300,000		26,900,000
Other receivables	0					62,800,000					0		62,800,000
Income taxes receivable	130,200,000					29,700,000					130,200,000		29,700,000
Deferred income taxes	70,700,000					45,400,000					70,700,000		45,400,000
Other current assets	112,000,000					13,900,000					112,000,000		13,900,000
Total current assets	397,000,000					366,300,000					397,000,000		366,300,000
Investment in affiliates	22,549,900,000	[3]				20,627,100,000	[3]				22,549,900,000	[3]	20,627,100,000	[3]
Long-term Investments	0					48,400,000					0		48,400,000
Deferred income taxes	258,300,000					72,100,000					258,300,000		72,100,000
Other long-term assets	48,200,000					468,000,000					48,200,000		468,000,000
Total assets	23,253,400,000					21,581,900,000					23,253,400,000		21,581,900,000
Current liabilities [Abstract]
Short-term Debt	500,000,000					0					500,000,000		0
Accrued expenses and other current liabilities	718,600,000					431,500,000					718,600,000		431,500,000
Total current liabilities	1,218,600,000					431,500,000					1,218,600,000		431,500,000
Long-term debt, less current portion	6,745,100,000					6,488,100,000					6,745,100,000		6,488,100,000
Employee benefit liabilities	690,800,000					542,600,000					690,800,000		542,600,000
Accrued Income Taxes	4,700,000					4,000,000					4,700,000		4,000,000
Other long-term liabilities	42,400,000					37,500,000					42,400,000		37,500,000
Total liabilities	8,701,600,000					7,503,700,000					8,701,600,000		7,503,700,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013) and additional paid-in capital	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000
Retained earnings	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000
Accumulated other comprehensive loss	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)
Total Aetna shareholders' equity	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000		10,405,800,000
Non-controlling interests	69,200,000					52,700,000					69,200,000		52,700,000
Total equity	14,551,800,000					14,078,200,000					14,551,800,000		14,078,200,000
Total liabilities and shareholders' equity	23,253,400,000					21,581,900,000					23,253,400,000		21,581,900,000
Goodwill and Other Acquired Intangible Assets	12,600,000,000					12,300,000,000					12,600,000,000		12,300,000,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					14,025,500,000					10,405,800,000	14,025,500,000		10,405,800,000		10,120,200,000
Comprehensive income:
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Total comprehensive income											1,841,600,000		2,034,900,000		1,813,700,000
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Balance at end of period	14,482,600,000					14,025,500,000					14,482,600,000		14,025,500,000		10,405,800,000
Cash flows from operating activities: [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates											(2,522,700,000)	[2]	(2,220,400,000)	[2]	(1,990,100,000)	[2]
Stock-based compensation expense											163,800,000		127,100,000		122,200,000
Net realized capital (gains) losses											(28,100,000)		(2,800,000)		0
Net change in other assets and other liabilities											132,100,000		(65,500,000)		48,300,000
Net cash provided by operating activities											78,700,000		(248,000,000)		(76,800,000)
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments											18,000,000		701,500,000		112,800,000
Cost of investments											(86,300,000)		(532,000,000)		(249,500,000)
Dividends received from affiliates, net											895,100,000		2,625,000,000		2,062,500,000
Cash used for acquisitions, net of cash acquired											0	[4]	(3,014,300,000)	[4]	0	[4]
Net cash provided by (used for) investing activities											826,800,000		(219,800,000)		1,925,800,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt											(1,422,700,000)		0		(277,200,000)
Issuance of long-term debt											1,482,400,000		0		2,664,800,000
Net issuance (repayment) of short-term debt											500,000,000		0		(425,900,000)
Common shares issued under benefit plans, net											(60,300,000)		11,800,000		(44,500,000)
Stock-based compensation tax benefits											41,300,000		83,400,000		50,300,000
Common shares repurchased											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Collateral held on interest rate swaps											(77,300,000)		39,900,000		9,200,000
Dividends paid to shareholders											(320,600,000)		(278,700,000)		(239,100,000)
Net cash (used for) provided by financing activities											(1,075,300,000)		(1,551,300,000)		320,100,000
Net (decrease) increase in cash and cash equivalents											(169,800,000)		(2,019,100,000)		2,169,100,000
Cash and cash equivalents, beginning of period					187,600,000					2,206,700,000	187,600,000		2,206,700,000		37,600,000
Cash and cash equivalents, end of period	17,800,000					187,600,000					17,800,000		187,600,000		2,206,700,000
Supplemental Cash Flow Information [Abstract]
Interest paid											286,100,000		301,400,000		241,900,000
Income taxes refunded											198,200,000		294,000,000		282,300,000
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Pension and Other Postretirement Benefit Expense													0		0
Pension settlement charge											(111,600,000)
Parent Company [Member] | Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					362.2					327.6	362.2		327.6		349.7
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)											3.5		5.4		10.2
Repurchases of common shares (in shares)											(15.9)		(23.0)		(32.3)
Balance at end of period (in shares)	349.8					362.2					349.8		362.2		327.6
Supplemental Cash Flow Information [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													52.2
Parent Company [Member] | Common Stock Including Additional Paid in Capital [Member]
Noncontrolling Interest, Period Increase (Decrease)											0		(8,700,000)		0
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000		1,095,300,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					4,382,200,000					1,095,300,000	4,382,200,000		1,095,300,000		962,800,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(100,000)		(200,000)		(300,000)
Balance at end of period	4,542,200,000					4,382,200,000					4,542,200,000		4,382,200,000		1,095,300,000
Supplemental Cash Flow Information [Abstract]
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Parent Company [Member] | Parent [Member]
Noncontrolling Interest, Period Increase (Decrease)											0		(8,700,000)		0
Parent Company [Member] | Noncontrolling Interest [Member]
Less: Net income (loss) attributable to non-controlling interests											4,400,000		(1,700,000)		1,900,000
Noncontrolling Interest, Period Increase (Decrease)											12,100,000		31,000,000		(2,900,000)
Shareholders' equity [Abstract]
Non-controlling interests	69,200,000					52,700,000					69,200,000		52,700,000		23,400,000		24,400,000
Parent Company [Member] | Stockholders' Equity, Total [Member]
Net income including non-controlling interests											2,045,200,000		1,911,900,000		1,659,800,000
Noncontrolling Interest, Period Increase (Decrease)											12,100,000		22,300,000		(2,900,000)
Shareholders' equity [Abstract]
Total equity	14,551,800,000					14,078,200,000					14,551,800,000		14,078,200,000		10,429,200,000		10,144,600,000
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Common shares issued for benefit plans, including tax benefits											160,100,000		231,200,000		132,800,000
Repurchases of common shares											(1,218,100,000)		(1,407,700,000)		(1,417,500,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Supplemental Cash Flow Information [Abstract]
Stock Issued During Period, Value, Acquisitions													3,064,600,000
Parent Company [Member] | Retained Earnings [Member]
Statements of Income [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000		10,343,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					10,555,400,000					10,343,900,000	10,555,400,000		10,343,900,000		10,346,600,000
Comprehensive income:
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Other comprehensive income:
Repurchases of common shares											(1,218,000,000)		(1,407,500,000)		(1,417,200,000)
Dividends declared											(326,500,000)		(294,600,000)		(243,400,000)
Balance at end of period	11,051,700,000					10,555,400,000					11,051,700,000		10,555,400,000		10,343,900,000
Cash flows from operating activities: [Abstract]
Net income attributable to the parent											2,040,800,000		1,913,600,000		1,657,900,000
Parent Company [Member] | Accumulated Other Comprehensive Loss [Member]
Shareholders' equity [Abstract]
Total Aetna shareholders' equity	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)		(1,033,400,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					(912,100,000)					(1,033,400,000)	(912,100,000)		(1,033,400,000)		(1,189,200,000)
Other comprehensive income:
Other Comprehensive Income (Loss)											(199,200,000)		121,300,000		155,800,000
Balance at end of period	(1,111,300,000)					(912,100,000)					(1,111,300,000)		(912,100,000)		(1,033,400,000)
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax											1,400,000	[5]	(72,600,000)	[5]	3,700,000	[5]
Other comprehensive income:
Other Comprehensive Income (Loss)											700,000	[5]	(23,100,000)	[5]	(900,000)	[5]
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax											900,000	[5]	(47,200,000)	[5]	2,400,000	[5]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax											200,000	[5]	(24,100,000)	[5]	3,300,000	[5]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax											300,000	[5]	(37,100,000)	[5]	5,100,000	[5]
Net Unrealized Gains (Losses) Previously Impaired Securities [Member] | Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax											1,400,000		(72,600,000)		3,700,000
Other comprehensive income:
Other Comprehensive Income (Loss)											700,000	[5]	(23,100,000)	[5]	(900,000)	[5]
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax											900,000	[5]	(47,200,000)	[5]	2,400,000	[5]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax											200,000	[5]	(24,100,000)	[5]	3,300,000	[5]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax											300,000		(37,100,000)		5,100,000
Net Unrealized Gains (Losses) All Other Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax											364,500,000		(803,200,000)		468,300,000
Other comprehensive income:
Other Comprehensive Income (Loss)											241,200,000		(498,400,000)		230,000,000
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax											236,900,000		(522,100,000)		304,400,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax											(4,300,000)		(23,700,000)		74,400,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax											(6,600,000)		(36,500,000)		113,800,000
Net Unrealized Gains (Losses) All Other Securities [Member] | Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax											364,500,000		(803,200,000)		468,300,000
Other comprehensive income:
Other Comprehensive Income (Loss)											241,200,000		(498,400,000)		230,000,000
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax											236,900,000		(522,100,000)		304,400,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax											(4,300,000)		(23,700,000)		74,400,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax											(6,600,000)		(36,500,000)		113,800,000
Foreign Currency Gain (Loss) [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)											(61,300,000)		29,900,000		4,200,000
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax											(58,600,000)		26,400,000		900,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax											2,700,000		(3,500,000)		(3,300,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax											(90,200,000)		40,600,000		1,400,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax											4,200,000		(5,400,000)		(5,000,000)
Foreign Currency Gain (Loss) [Member] | Parent Company [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)											(61,300,000)		29,900,000		4,200,000
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax											(58,600,000)		26,400,000		900,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax											2,700,000		(3,500,000)		(3,300,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax											(90,200,000)		40,600,000		1,400,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax											4,200,000		(5,400,000)		(5,000,000)
Pension and OPEB Plan [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)											(379,800,000)		612,900,000		(77,500,000)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax											(480,600,000)		565,100,000		(123,400,000)
Recognized net actuarial losses											31,000,000		50,500,000		48,600,000
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax											(2,700,000)		(2,700,000)		(2,700,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax											(739,400,000)		869,300,000		(189,800,000)
Amortization of net actuarial loss, before tax											(47,600,000)		(77,700,000)		(74,700,000)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax											4,000,000		4,100,000		4,100,000
Pension and OPEB Plan [Member] | Parent Company [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)											(379,800,000)		612,900,000		(77,500,000)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax											(480,600,000)		565,100,000		(123,400,000)
Recognized net actuarial losses											31,000,000		50,500,000		48,600,000
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax											(2,700,000)		(2,700,000)		(2,700,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax											(739,400,000)		869,300,000		(189,800,000)
Amortization of net actuarial loss, before tax											(47,600,000)		(77,700,000)		(74,700,000)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax											4,000,000		4,100,000		4,100,000
Pension Plan [Member]
Supplemental Cash Flow Information [Abstract]
Pension Settlement Charge, Net of Tax											72,500,000	[1],[6]
Pension settlement charge											(111,600,000)	[1]
Pension Plan [Member] | Parent Company [Member]
Supplemental Cash Flow Information [Abstract]
Pension Settlement Charge, Net of Tax													0	[6]	0	[6]
Pension settlement charge											$ (111,600,000)

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.
[2]	Includes after-tax amortization of other acquired intangible assets of $158.2 million, $139.5 million and $92.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.
[3]	Includes goodwill and other acquired intangible assets of $12.6 billion and $12.3 billion at December 31, 2014 and 2013, respectively.
[4]	Represents parent company cash used primarily for the Coventry acquisition in 2013.
[5]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.
[6]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 of Notes to Consolidated Financial Statements beginning on page 109 of the Annual Report for additional information on the pension settlement charge.